Finance debts - Convertible bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Borrowings	€ 27,794	€ 26,686
Convertible Bonds
Borrowings
Borrowings	399	€ 396
ENI SpA | Convertible Bonds
Borrowings
Nominal value	400
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 399
Borrowings, original currency	EUR
Borrowings, maturity	2022
Borrowings, interest rate	0.00%